INVENTORIES - Movements in the allowance for obsolescence of inventories (Details) - Impairment allowance - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
At the beginning of the year	$ (630)	$ (746)
Increase	(212)	(92)
Decreases	352	208
At the end of the year	$ (490)	$ (630)